Note 9 - Stock-based Compensation - Options Outstanding (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options outstanding (in shares) | shares	2,137,499
Options outstanding, weighted average remaining contractual life (Year)	7 years 105 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 6.773
Options excercisable (in shares) | shares	1,636,413
Options excercisable, weighted average remaining contractual life (Year)	6 years 266 days
Exercise Price Range 1 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 0.875
Per share exercise price, upper limit (in dollars per share)	$ 1.10
Options outstanding (in shares) | shares	22,000
Options outstanding, weighted average remaining contractual life (Year)	1 year 335 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.018
Options excercisable (in shares) | shares	22,000
Options excercisable, weighted average remaining contractual life (Year)	1 year 335 days
Exercise Price Range 2 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 2.275
Per share exercise price, upper limit (in dollars per share)	$ 2.50
Options outstanding (in shares) | shares	22,000
Options outstanding, weighted average remaining contractual life (Year)	3 years 73 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 2.439
Options excercisable (in shares) | shares	22,000
Options excercisable, weighted average remaining contractual life (Year)	3 years 73 days
Exercise Price Range 3 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 2.95
Per share exercise price, upper limit (in dollars per share)	$ 3.70
Options outstanding (in shares) | shares	762,100
Options outstanding, weighted average remaining contractual life (Year)	7 years 135 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 3.038
Options excercisable (in shares) | shares	600,650
Options excercisable, weighted average remaining contractual life (Year)	7 years 32 days
Exercise Price Range 4 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 4.50
Per share exercise price, upper limit (in dollars per share)	$ 8.10
Options outstanding (in shares) | shares	751,900
Options outstanding, weighted average remaining contractual life (Year)	7 years 248 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 6.241
Options excercisable (in shares) | shares	571,300
Options excercisable, weighted average remaining contractual life (Year)	7 years 54 days
Exercise Price Range 5 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 9.99
Per share exercise price, upper limit (in dollars per share)	$ 10.10
Options outstanding (in shares) | shares	266,048
Options outstanding, weighted average remaining contractual life (Year)	8 years 339 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 9.994
Options excercisable (in shares) | shares	107,012
Options excercisable, weighted average remaining contractual life (Year)	8 years 10 days
Exercise Price Range 6 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 15.10
Options outstanding (in shares) | shares	313,451
Options outstanding, weighted average remaining contractual life (Year)	5 years 149 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.10
Options excercisable (in shares) | shares	313,451
Options excercisable, weighted average remaining contractual life (Year)	5 years 149 days